Earnings per share - Weighted average shares (Details) shares in Millions, Options in Millions	6 Months Ended
	Jun. 30, 2020 Options shares	Jun. 30, 2019 Options shares
Weighted average number of shares for calculating earnings per share
Basic earnings per share	2,596	2,583
Shares under option at end of period | Options	2	4
Shares that would have been issued at fair value on assumed option price	(2)	(3)
Diluted earnings per share	2,596	2,584